Accounting estimates and judgements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting estimates and judgements
3	Accounting estimates and judgements
The Group’s financial position and results of operations are sensitive to accounting methods, assumptions and estimates that underlie the preparation of the consolidated financial statements. The Group bases the assumptions and estimates on historical experience and on various other assumptions that the Group believes to be reasonable and which form the basis for making judgements about matters that are not readily apparent from other sources. On an ongoing basis, management evaluates its estimates. Actual results may differ from those estimates as facts, circumstances and conditions change.
The selection of critical accounting policies, the judgements and other uncertainties affecting application of those policies and the sensitivity of reported results to changes in condition and assumptions are factors to be considered when reviewing the financial statements. In addition to the assumptions and estimates regarding fair value measurements of financial instruments disclosed in Note 4(g), the Group believes the following also involve key accounting estimates and judgements used in the preparation of the financial statements.

(a)	Impairment of long-lived assets (other than goodwill)
If circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, the asset may be considered “impaired”, and an impairment loss may be recognized in accordance with IAS 36,
Impairment of Assets
. The carrying amounts of long-lived assets are reviewed periodically in order to assess whether the recoverable amounts have declined below the carrying amounts. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. When such a decline has occurred, the carrying amount is reduced to the recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and value in use. In particular, in determining the value in use of the Group’s aircraft fleet, expected future cash flows to be generated by the asset are discounted to their present value, which requires significant judgement relating to forecast traffic revenue, forecast operating costs and discount rate applied. The Group uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions for projections of traffic revenue and operating costs and application of discount rate.

(b)	Depreciation and amortization
Property, plant and equipment and right-of-use assets are depreciated or amortized on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. The Group reviews the estimated useful lives of assets annually in order to determine the amount of depreciation and amortization expense to be recorded during any financial year. The useful lives are based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation and amortization expense for future periods is adjusted if there are significant changes from previous estimates.

(c)	Discount rate and return overhaul costs used to measure right-of-use assets relating to aircraft
As disclosed in Note 2(k) to the consolidated financial statements, the Group’s right-of-use
assets relating to aircraft consists primarily of lease payments over the term of the leases and an estimate of cost of overhauls to restore the underlying assets to the agreed conditions at the end of the lease term (“return overhaul costs”), discounted to the present value. The minor change in the discount rate and the return overhaul costs may have a significant impact on the measurement of the Group’s right-of-use
assets.
In the comparative periods prior to January 1, 2019, provision for the cost of major overhaul to fulfil the lease return conditions for operating leased aircraft were accrued and charged to consolidated income statement.

(d)	Frequent flyer revenue
According to the frequent flyer award programs, the allocation of stand-alone selling price of the mileage awarded involves the estimation of the expected redemption rate. The expected redemption rate is estimated based on historical experience, of mileage redemption, taking into consideration future mileage redemption patterns, which are associated with changes in the terms to mileage programs and customer behavior. Different estimates could significantly affect the estimated contract liabilities and the results of operations.
In the comparative period prior to January 1, 2018, the amount of revenue attributable to the mileage earned by the members of the Group’s frequent flyer award programs was estimated based on the fair value of the mileage awarded and the expected redemption rate. The fair value of mileage awarded was estimated by reference to external sales. The method to estimate the expected redemption rate remains unchanged.

(e)	Income tax
There are certain transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group needs to make judgements and estimates in determining the current income tax. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the year in which such determination is made.

(f)	Ticket breakage revenue
The Group recognizes, in proportion to the pattern of rights exercised by the customer, the breakage amount to which the Group expects to be entitled as ticket breakage revenue. Such portion is estimated based on the Group’s historical experiences, and the estimated revenue is recognized only to the extent that it is highly probable that a significant reversal in cumulative revenue recognized will not occur when the uncertainty is resolved. Different estimates could significantly affect the ticket breakage revenue recognized in the current financial year.
In the comparative period prior to January 1, 2018, ticket breakage revenue was recognized when the tickets expired, and such revenue recognition did not involve significant accounting estimates.